INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

8. INTANGIBLE ASSETS

Cost	Patent	Rights	Intellectual Property	Total
Balance, December 31, 2019 and 2020	$40,840	$672,959	$-	$713,799
Additions	-	-	169,973	169,973

Balance, December 31, 2021	$40,840	$672,959	$169,973	$883,772
Accumulated Amortization
Balance, December 31, 2019	$40,840	$65,000	$-	$105,840
Amortization	-	-	-	-
Balance, December 31, 2020	$40,840	$65,000	$-	$105,840
Amortization	-	303,980	-	303,980

Balance, December 31, 2021	$40,840	$368,980	$-	$409,820
Carrying Value
December 31, 2021	$-	$303,979	$169,973	$473,952
December 31, 2020	$-	$607,959	$-	$607,959

During the year ended December 31, 2010, the Company entered into an agreement to acquire a patent related to their manway securement systems. The Company is obligated to pay a 5% royalty in accordance with the agreement (Note 16).

On November 10, 2016, the Company entered into a technology development agreement to acquire all intellectual property rights (the "Products") of G & J Technologies, Inc. (the "Vendor") for consideration of $217,946, consisting of $25,000 in cash and 250,000 common shares with a fair value of $192,946. The shares were issued during the year ended December 31, 2017. On November 10, 2016, the Vendor also entered into a consulting agreement with the Company for a fee of $10,000 per month.

In addition, the Company will pay an additional $75,000 in cash and issue 750,000 common shares of the Company to the Vendor based on the following milestones:

• $25,000 cash and 250,000 common shares issuable on the filing of the first new patent application related to the Products (the Company paid the cash and issued the shares with a fair value of $208,486 during the year ended December 31, 2017);

• $25,000 cash and 250,000 common shares issuable on the successful completion of a production prototype for the first Product (the Company accrued for the cash payment and shares to be issued with a fair value of $131,527 at December 31, 2017); the cash and shares were issued during the year ended December 31, 2018; and

• $25,000 cash and 250,000 common shares issuable on the completion of the sale of the first ten commercial vehicles incorporating the Products.

The Company is also required to pay a royalty to the Vendor of 2.5% of the net sales earned by the Company, to be paid within 30 days of the end of each calendar quarter. As at December 31, 2021 the Company has not earned any revenue from the sale of the Products.

On March 3, 2021, the Company terminated the technology development agreement, including the consulting agreement for $10,000 per month. The Company will still maintain all intellectual property rights acquired under the agreement and will still be liable for the 2.5% royalty. This termination is currently in the arbitration process pursuant to the terms of the agreement.

On October 25, 2021, the Company entered into a technology services agreement with a third-party developer (the "Agreement") to further develop its internal intellectual property related to the active suspension control system for no road vehicles. The Agreement consists of total payments of $650,734 ($825,000 CAD) over the term which is estimated to be eight months. Intellectual property developed under the Agreement will be the property of the Company and certain background technology of the developer will be licensed by the Company for the purposes of manufacturing and selling the related products. The royalty payment for the license will be $27,000 CAD per year for a period of 10 years (the "License Fee") with the first-year fee waived and the second year discounted 50%. If the Company purchases a minimum of 10 control systems designed under the Agreement in any year, the License Fee for that year will be waived. The Company may receive an unrestricted license to use the background technology of the developer at any time by paying the cumulative remaining License Fees plus a one-time payment of $50,000.

During the year ended December 31, 2021, the Company incurred a total of $56,416 (2020 - $Nil) with this vendor which was capitalized to intellectual property. In addition, the Company had a deposit of $127,643 (2020 - $Nil) at December 31, 2021 to be applied over the term of the Agreement.